Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended
	Jul. 31, 2015	May. 31, 2015	Jan. 31, 2015	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations						$ 271,923	$ 346,496	$ 494,788	$ 700,348
Capital Leases, Future Minimum Payments Due, Next Twelve Months						32,309		32,309
Capital Leases, Future Minimum Payments Due in Two Years						14,238		14,238
Monthly Paid Rent For Storage Space								1,547
Operating Leases, Rent Expense						22,350	23,817	47,337	46,223
Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense						$ 851,185	$ 1,276,974	$ 1,779,750	$ 2,552,895
Subsequent Event [Member]
Commitments and Contingencies Disclosure [Line Items]
Fees and Commissions, Transfer Agent	$ 802,000
Hong Kong [Member]
Commitments and Contingencies Disclosure [Line Items]
Lease Expiration Date								Sep. 30, 2015
Macau [Member]
Commitments and Contingencies Disclosure [Line Items]
Lease Expiration Date								Apr. 30, 2016
Mr.Vong Veng [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term					5 years
Chien Lee [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term					2 years
Oriental VIP Room [Member] | Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments				$ 425,000
Operating Leases, Rent Expense		$ 284,000	$ 309,000					$ 258,000